Income Tax (Details) - Schedule of reconciliation of federal income tax rate to the company’s effective tax rate	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Schedule of reconciliation of federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%		0.00%
Transaction costs allocable to warrant liability	0.30%		0.00%
Change in fair value of warrant liability	(19.30%)		(22.50%)
Valuation allowance	0.00%		0.00%
Income tax provision	2.00%		(1.50%)